Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings (losses)	$ 246	$ 314	$ 172
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	118	102	91
Deferred income taxes	39	47	(10)
Mandatory deemed repatriation tax	112
Pay-in-kind interest and accretion on notes receivable from affiliates	(3)	(3)	(17)
Reserve on notes receivable from affiliate		16
Loss (income) from affiliates	7	(81)	(70)
Dividends received from affiliates	24	53	69
Other investment loss (income), net	(177)	(69)	5
Other, net	(6)	12	5
Changes in assets and liabilities, net of acquisition:
Receivables, net of allowance	(12)	18	119
Inventories	(21)	6	(35)
Prepaid expenses	(51)	(4)	3
Other current assets	(14)	12	(6)
Current liabilities, exclusive of debt	(25)	23	75
Other, net	8	(19)	15
Net cash from operating activities	245	427	416
Cash flows from investing activities:
Purchase of short-term investments	(767)	(691)	(1,320)
Proceeds from the sale of short-term investments	606	710	526
Proceeds from the maturity of short-term investments	59	34	29
Capital expenditures	(173)	(158)	(139)
Proceeds from the sale of fixed assets	5	47	48
Acquisition of business	(54)	(219)
Investments in and advances to affiliates, net	(87)	(71)	(119)
Notes receivable issued to affiliates	(2)	(13)
Principal payments received on notes receivable from affiliates	167	12
Purchase of long-term investments	(12)	(31)	(28)
Other, net	(8)	6	(1)
Net cash from investing activities	(266)	(374)	(1,004)
Cash flows from financing activities:
Notes payable to banks, net	45	(25)	83
Proceeds from long-term debt	38	3	522
Principal payments of long-term debt	(17)	(5)
Dividends paid	(7)
Other, net	(1)
Net cash from financing activities	58	(27)	605
Effect of exchange rate change on cash and cash equivalents	2	1	(3)
Net change in cash and cash equivalents	39	27	14
Cash and cash equivalents at beginning of year	77	50	36
Cash and cash equivalents at end of year	$ 116	$ 77	$ 50